Segment reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment reporting
Schedule of external customers geographically location

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Denmark	€120	€128
Belgium	—	1,498
United States	22,268	41,906
Total	€22,388	€43,532